Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 5.5%
DigiCo Infrastructure, REIT (A)	515,117	$ 633,688
Goodman Group, REIT	245,719	4,411,518
GPT Group, REIT	653,539	2,067,163
Lendlease Corp. Ltd.	235,281	541,699
NEXTDC Ltd. (B)	126,703	1,012,988
Scentre Group, REIT	334,702	772,267
Stockland, REIT	476,423	1,430,140
		10,869,463
Belgium - 1.2%
Aedifica SA, REIT	26,358	2,134,142
VGP NV (A)	2,482	238,035
		2,372,177
Canada - 0.4%
Primaris Real Estate Investment Trust, REIT	70,776	877,641
France - 2.6%
Carmila SA, REIT (B)	36,520	709,667
Klepierre SA, REIT	48,012	1,802,475
Unibail-Rodamco-Westfield, REIT (B)	23,078	2,546,092
		5,058,234
Germany - 2.0%
LEG Immobilien SE	13,212	863,031
Sirius Real Estate Ltd., REIT	877,696	1,075,752
TAG Immobilien AG	44,162	693,287
Vonovia SE	53,440	1,336,664
		3,968,734
Hong Kong - 4.7%
CK Asset Holdings Ltd.	445,000	2,546,196
Hang Lung Group Ltd.	84,000	160,594
Hang Lung Properties Ltd.	174,000	194,704
Hong Kong Land Holdings Ltd.	194,300	1,514,177
Sun Hung Kai Properties Ltd.	189,500	3,155,334
Wharf Holdings Ltd. (A)	94,000	259,420
Wharf Real Estate Investment Co. Ltd.	462,000	1,344,483
		9,174,908
Japan - 11.8%
Daito Trust Construction Co. Ltd. (A)	51,800	1,213,890
Daiwa House Industry Co. Ltd.	72,400	2,271,401
GLP J-REIT	1,414	1,153,795
Invincible Investment Corp., REIT	2,588	973,734
KDX Realty Investment Corp., REIT	1,551	1,578,513
Mitsubishi Estate Co. Ltd.	105,100	2,917,202
Mitsui Fudosan Co. Ltd.	557,000	5,937,864
Mitsui Fudosan Logistics Park, Inc., REIT	1,735	1,238,174
ORIX J-REIT, Inc.	2,915	1,776,713
Tokyu Fudosan Holdings Corp.	259,700	2,216,553
United Urban Investment Corp., REIT	1,784	1,922,213
		23,200,052
Singapore - 3.1%
CapitaLand Ascendas, REIT	594,200	1,146,779
CapitaLand Integrated Commercial Trust, REIT	1,252,900	2,246,771
	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Investment Ltd. (A)	279,300	$ 594,517
Frasers Logistics & Commercial Trust, REIT (C)	986,100	691,057
Keppel DC, REIT	880,684	1,499,116
		6,178,240
Spain - 2.1%
Merlin Properties Socimi SA, REIT	167,531	2,729,472
Neinor Homes SA (D)	67,612	1,305,413
		4,034,885
Sweden - 1.6%
Castellum AB (A)	79,859	923,721
Fastighets AB Balder, B Shares (B)	164,371	962,657
Pandox AB (A)	65,020	1,232,177
		3,118,555
Switzerland - 0.7%
Swiss Prime Site AG	7,936	1,343,709
United Kingdom - 2.6%
Grainger PLC, REIT	230,485	494,214
Great Portland Estates PLC, REIT	256,056	962,185
Tritax Big Box PLC, REIT	1,572,009	2,960,695
UNITE Group PLC, REIT	114,244	692,183
		5,109,277
United States - 59.7%
Agree Realty Corp., REIT	58,356	4,398,875
Alexandria Real Estate Equities, Inc., REIT	54,563	2,532,814
American Healthcare, Inc., REIT	95,257	4,492,320
American Homes 4 Rent, Class A, REIT	81,928	2,287,430
Applied Digital Corp. (B)	7,072	167,889
Broadstone Net Lease, Inc., REIT	203,230	3,713,012
BXP, Inc., REIT	23,540	1,221,726
CareTrust, Inc., REIT	77,237	2,830,736
CBRE Group, Inc., Class A (B)	3,800	514,748
Cipher Digital, Inc. (A)(B)	12,254	157,709
Cleanspark, Inc. (A)(B)	13,168	112,060
COPT Defense Properties, REIT	108,047	3,306,238
Core Scientific, Inc. (A)(B)	11,135	166,580
Cousins Properties, Inc., REIT	36,061	813,897
EastGroup Properties, Inc., REIT	20,219	3,742,335
Equinix, Inc., REIT	12,988	12,731,357
Equity Residential, REIT	74,809	4,424,952
Essex Property Trust, Inc., REIT	12,624	3,055,008
Extra Space Storage, Inc., REIT	13,897	1,822,314
Federal Realty Investment Trust, REIT	17,986	1,910,293
Host Hotels & Resorts, Inc., REIT	164,954	3,160,519
Hudson Pacific Properties, Inc., REIT (B)	69,043	408,044
Hut 8 Corp. (B)	3,500	164,185
InvenTrust Properties Corp., REIT	55,441	1,688,733
Iron Mountain, Inc., REIT	48,664	4,970,541
Janus Living, Inc., Class A, REIT (B)	49,907	1,176,308
Outfront Media, Inc., REIT	54,048	1,432,272
Prologis, Inc., REIT	95,969	12,685,182
Public Storage, REIT	20,617	5,584,733
Regency Centers Corp., REIT	38,949	2,946,881
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Simon Property Group, Inc., REIT	27,685	$ 5,164,083
Sun Communities, Inc., REIT	24,509	3,087,154
Terawulf, Inc. (A)(B)	11,632	167,850
UDR, Inc., REIT	72,586	2,451,955
Welltower, Inc., REIT	68,058	13,455,747
WP Carey, Inc., REIT	65,867	4,476,321
		117,422,801
Total Common Stocks (Cost $185,571,951)		192,728,676
RIGHTS - 0.0% *
Singapore - 0.0% *
CapitaLand Ascendas REIT Exercise Price SGD 2.35, Expiration Date 04/15/2026(B)(E)	16,637	1,553
Total Rights (Cost $0)		1,553
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (F)	1,475,918	1,475,918
Total Other Investment Company (Cost $1,475,918)		1,475,918

Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp.,
1.35% (F), dated 03/31/2026, to be
repurchased at $4,376,029 on 04/01/2026.
Collateralized by a U.S. Government
Obligation, 3.75%, due 06/30/2027, and
with a value of $4,463,568.
$ 4,375,865	$ 4,375,865
Total Repurchase Agreement (Cost $4,375,865)	4,375,865
Total Investments (Cost $191,423,734)	198,582,012
Net Other Assets (Liabilities) - (1.0)%	(1,968,734)
Net Assets - 100.0%	$ 196,613,278
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/16/2026	USD	26,950	EUR	23,000	$344	$—
BNP	04/16/2026	CAD	10,000	USD	7,262	—	(68)
BNP	04/16/2026	GBP	32,000	USD	43,446	—	(1,092)
BNP	04/16/2026	JPY	5,454,000	USD	35,740	—	(1,322)
BOA	04/16/2026	USD	31,726	AUD	45,000	684	—
BOA	04/16/2026	USD	14,462	AUD	21,000	—	(24)
BOA	04/16/2026	USD	587,764	EUR	506,000	2,439	—
BOA	04/16/2026	USD	506,148	EUR	438,000	—	(517)
BOA	04/16/2026	USD	219,389	GBP	164,000	2,324	—
BOA	04/16/2026	USD	65,411	JPY	10,168,000	1,245	—
BOA	04/16/2026	USD	105,604	SEK	977,000	2,310	—
BOA	04/16/2026	AUD	222,000	USD	156,181	—	(3,043)
BOA	04/16/2026	CAD	1,675,000	USD	1,213,476	—	(8,541)
BOA	04/16/2026	EUR	142,000	USD	164,944	—	(683)
BOA	04/16/2026	GBP	208,000	USD	278,441	—	(3,139)
BOA	04/16/2026	JPY	35,322,000	USD	222,124	780	—
BOA	04/16/2026	SEK	3,354,000	USD	359,225	—	(4,618)
CITI	04/16/2026	USD	3,023,028	EUR	2,576,000	43,193	—
CITI	04/16/2026	USD	27,396	GBP	20,000	924	—
CITI	04/16/2026	USD	160,701	JPY	24,354,000	7,012	—
CITI	04/16/2026	USD	56,965	SEK	514,000	2,621	—
CITI	04/16/2026	USD	226,274	SGD	288,000	2,002	—
CITI	04/16/2026	AUD	179,000	USD	126,724	—	(3,248)
CITI	04/16/2026	CAD	4,000	USD	2,937	—	(60)
CITI	04/16/2026	EUR	204,000	USD	242,302	—	(6,322)
CITI	04/16/2026	GBP	186,000	USD	253,827	—	(7,644)
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	04/16/2026	KRW	616,573,000	USD	421,443	$—	$(18,701)
GSI	04/16/2026	USD	318,694	HKD	2,486,000	1,350	—
GSI	04/16/2026	HKD	654,000	USD	84,082	—	(597)
GSI	04/16/2026	NZD	407,000	USD	235,451	—	(1,440)
HSBC	04/16/2026	USD	650,524	AUD	919,000	16,590	—
HSBC	04/16/2026	USD	517,186	EUR	438,000	10,521	—
HSBC	04/16/2026	USD	602,217	EUR	523,000	—	(2,773)
HSBC	04/16/2026	USD	711,437	GBP	528,000	12,594	—
HSBC	04/16/2026	USD	205,694	HKD	1,604,000	940	—
HSBC	04/16/2026	USD	74,061	JPY	11,657,000	498	—
HSBC	04/16/2026	USD	234,418	SEK	2,146,000	7,528	—
HSBC	04/16/2026	USD	452,646	SGD	579,000	1,766	—
HSBC	04/16/2026	AUD	63,000	USD	43,910	—	(452)
HSBC	04/16/2026	CHF	1,478,000	USD	1,875,103	—	(23,256)
HSBC	04/16/2026	EUR	128,000	USD	148,801	—	(735)
HSBC	04/16/2026	GBP	645,000	USD	872,705	—	(19,005)
HSBC	04/16/2026	HKD	694,000	USD	88,942	—	(351)
HSBC	04/16/2026	ILS	9,704,000	USD	3,089,375	—	(678)
HSBC	04/16/2026	JPY	93,588,103	USD	601,543	—	(10,943)
HSBC	04/16/2026	JPY	7,115,000	USD	44,855	45	—
HSBC	04/16/2026	SEK	1,810,000	USD	195,540	—	(4,174)
HSBC	04/16/2026	SGD	1,147,000	USD	899,047	—	(5,855)
JPM	04/16/2026	USD	311,788	AUD	441,000	7,582	—
JPM	04/16/2026	USD	480,680	EUR	409,000	7,562	—
JPM	04/16/2026	USD	47,040	GBP	35,000	715	—
JPM	04/16/2026	USD	72,484	HKD	564,000	488	—
JPM	04/16/2026	USD	153,357	SEK	1,409,000	4,388	—
JPM	04/16/2026	AUD	261,000	USD	181,530	—	(1,490)
JPM	04/16/2026	EUR	304,000	USD	362,820	—	(11,162)
JPM	04/16/2026	GBP	459,000	USD	630,821	—	(23,304)
JPM	04/16/2026	ILS	1,585,000	USD	512,734	—	(8,243)
JPM	04/16/2026	JPY	58,398,000	USD	375,327	—	(6,799)
JPM	04/16/2026	NOK	1,739,000	USD	172,971	6,615	—
SSB	04/16/2026	USD	488,298	AUD	727,000	—	(13,193)
SSB	04/16/2026	USD	3,503	AUD	5,000	54	—
SSB	04/16/2026	USD	114,760	CHF	88,000	4,501	—
SSB	04/16/2026	USD	662,247	EUR	559,000	15,613	—
SSB	04/16/2026	USD	102,163	GBP	76,000	1,572	—
SSB	04/16/2026	USD	1,293,089	JPY	200,056,000	30,610	—
SSB	04/16/2026	USD	53,862	JPY	8,557,000	—	(138)
SSB	04/16/2026	AUD	95,000	USD	67,504	—	(1,972)
SSB	04/16/2026	EUR	217,000	USD	255,707	—	(4,688)
SSB	04/16/2026	HKD	474,000	USD	60,848	—	(340)
SSB	04/16/2026	SGD	636,000	USD	504,923	—	(9,657)
UBS	04/16/2026	USD	11,923	AUD	17,000	197	—
UBS	04/16/2026	USD	511,117	EUR	430,000	13,707	—
UBS	04/16/2026	USD	1,066,495	GBP	787,000	24,848	—
UBS	04/16/2026	USD	118,637	HKD	923,000	814	—
UBS	04/16/2026	AUD	156,000	USD	108,938	—	(1,328)
UBS	04/16/2026	EUR	794,000	USD	931,198	—	(12,723)
UBS	04/16/2026	EUR	405,000	USD	465,558	2,933	—
UBS	04/16/2026	GBP	28,000	USD	37,047	13	—
UBS	04/16/2026	HKD	6,379,000	USD	815,680	—	(1,384)
UBS	04/16/2026	JPY	123,534,000	USD	810,958	—	(31,381)
UBS	04/16/2026	JPY	33,499,000	USD	210,714	686	—
Total						$240,608	$(257,083)
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Management & Development	17.1%	$34,051,815
Specialized REITs	14.4	28,674,021
Industrial REITs	14.1	28,031,088
Health Care REITs	13.4	26,622,067
Retail REITs	11.5	22,817,007
Diversified REITs	10.2	20,163,605
Residential REITs	8.3	16,492,896
Office REITs	4.3	8,488,803
Hotel & Resort REITs	2.1	4,134,253
Household Durables	0.7	1,305,413
IT Services	0.6	1,180,877
Software	0.4	768,384
Investments	97.1	192,730,229
Short-Term Investments	2.9	5,851,783
Total Investments	100.0%	$ 198,582,012
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$119,814,619	$72,914,057	$—	$192,728,676
Rights	—	1,553	—	1,553
Other Investment Company	1,475,918	—	—	1,475,918
Repurchase Agreement	—	4,375,865	—	4,375,865
Total Investments	$121,290,537	$77,291,475	$—	$198,582,012
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$240,608	$—	$240,608
Total Other Financial Instruments	$—	$240,608	$—	$240,608
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(257,083)	$—	$(257,083)
Total Other Financial Instruments	$—	$(257,083)	$—	$(257,083)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $3,133,890, collateralized by cash collateral of $1,475,918 and non-cash collateral, such as U.S. government securities of $1,837,355. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2026, the total value of the Regulation S securities is $691,057, representing 0.4%
of the Portfolio's net assets.

(D)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $1,305,413, representing 0.7% of the
Portfolio's net assets.

(E)	Fair valued as determined in good faith in accordance with TAM's procedures. At March 31, 2026, the total value of the securities is $1,553, representing 0.0% of the Portfolio’s net assets.
(F)	Rate disclosed reflects the yield at March 31, 2026.
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(G)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica BlackRock Real Estate Securities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust